Long-Term Debt Schedule of Long-term Debt (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 25, 2018	Dec. 31, 2017	Mar. 26, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term debt, gross	$ 1,725,000	$ 1,685,000	$ 1,637,850	$ 1,552,850
Less current portion	0	0	(4,350)	(2,775)
Long-term debt, excluding current maturities, gross	1,725,000	1,685,000	1,633,500	1,550,075
Deferred finance costs	(24,218)	(24,485)	(14,882)	(15,864)
Total long-term debt	$ 1,700,782	$ 1,660,515	1,618,618	1,534,211
April 2017 Notes [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	5.375%	5.375%
Long-term debt, gross	$ 500,000	$ 500,000	0	0
5.375% Note [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	5.375%	5.375%
Long-term debt, gross	$ 450,000	$ 450,000	450,000	450,000
5.25% Note [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	5.25%	5.25%
Long-term debt, gross	$ 0	$ 0	500,000	500,000
Senior Secured Term Loan [Member] | 2017 Credit Agreement [Member]
Debt Instrument [Line Items]
Interest rate during period	3.51%	3.43%
Long-term debt, gross	$ 735,000	$ 735,000	0	0
Senior Secured Term Loan [Member] | 2013 Credit Agreement [Member]
Debt Instrument [Line Items]
Interest rate during period	3.25%	3.25%
Long-term debt, gross	$ 0	$ 0	602,850	$ 602,850
Revolving Credit Facility [Member] | Revolving Credit Facility Due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, gross	40,000	0	0
Revolving Credit Facility [Member] | Revolving Credit Facility Due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt, gross	$ 0	$ 0	$ 85,000